UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Ste. 555

Cincinnati, Ohio 45236

(Address of principal executive offices) (Zip code)

Gary J. Madich

8044 Montgomery Road, Ste. 555

Cincinnati, Ohio 45236

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 985-3200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of September 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ASSET-BACKED SECURITIES — 1.7%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M12, VAR, 5.21%, 09/25/35[2,9]	$345	$2,274	0.0%[12]
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 4.91%, 01/25/35[9]	115	31,667	0.1
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 5.71%, 09/25/34[9]	76	11,381	0.0	[12]
Unipac IX LLC, 13.00%, 04/11/13[3,9]	1,500	1,457,823	1.6

Total Asset-Backed Securities
(Cost $1,912,856)		1,503,145	1.7

CORPORATE BONDS — 137.7%
AEROSPACE & DEFENSE — 0.3%
L-3 Communications Corp., Sr Nt, 6.38%, 10/15/15	250	230,000	0.3

AIRLINES — 3.4%
American Airlines, Inc., Nt, 3.36%, 10/18/09[3,9]	499	427,572	0.5
American Airlines, Pass Through Trust 1991, Collateral Trust Notes, 10.18%, 01/02/13[9]	1,223	758,516	0.8
American Airlines, Pass Through Trust 1991, Private Placement, Nt, 10.32%, 07/30/14[2,9]	743	386,588	0.4
Continental Airlines, Inc., Pass Thru Cert, 9.80%, 04/01/21[10]	1,434	1,003,667	1.1
Continental Airlines, Inc., Unsubordinated, 8.75%, 12/01/11	250	178,750	0.2
Delta Air Lines, Inc., 7.11%, 09/18/11	100	92,250	0.1
8.30%, 12/15/29[1,4]	1,500	33,750	0.1
10.13%, 05/15/10	500	11,250	0.0	[12]
UAL Pass Through Trust, Series 2007-1, Private Placement, Nt, VAR, 5.36%, 07/02/14[2,9]	182	124,096	0.1
7.34%, 07/02/19[2]	90	61,520	0.1

		3,077,959	3.4
AUTO COMPONENTS — 1.7%
Delphi Corp., 7.13%, 05/01/29[1,4]	725	87,000	0.1
JB Poindexter & Co., Inc., Co Guar, 8.75%, 03/15/14[10]	2,084	1,417,120	1.6

		1,504,120	1.7

Description	Par (000)	Value	Percent of Net Assets*

AUTOMOBILES — 1.9%
Ford Motor Co., Debentures, 7.13%, 11/15/25	$400	$158,000	0.2%
Ford Motor Co., Nt, 7.45%, 07/16/31[10]	500	215,000	0.2
9.98%, 02/15/47[10]	750	345,000	0.4
General Motors Corp., Debentures, 8.10%, 06/15/24[10]	2,075	788,500	0.9
8.38%, 07/15/33[6]	650	260,000	0.3

		1,766,500	1.9
BEVERAGES — 1.6%
Constellation Brands, Inc., Sr Nt, 7.25%, 05/15/17	500	460,000	0.5
8.38%, 12/15/14	1,025	1,014,750	1.1

		1,474,750	1.6
BIOTECHNOLOGY — 0.5%
FMC Finance III S.A., (Luxembourg), 6.88%, 07/15/17	500	481,250	0.5

BUILDING PRODUCTS — 0.7%
Associated Materials, Inc., Sr Nt, 11.25%, 03/01/14[7]	400	258,000	0.3
Interline Brands, Inc., Sr Sub Nt, 8.13%, 06/15/14	350	346,500	0.4

		604,500	0.7
CAPITAL MARKETS — 0.2%
Lehman Brothers Holdings, Inc., Nt, 5.63%, 01/24/13[1,4]	1,250	156,250	0.2

CHEMICALS — 4.8%
Airgas, Inc., Private Placement, 7.13%, 10/01/18[2,6]	250	243,750	0.3
Mosaic Co. (The), Private Placement, Sr Nt, 7.38%, 12/01/14[2]	125	129,409	0.1
7.88%, 12/01/16[2]	125	127,716	0.1
PolyOne Corp., Nt, 8.88%, 05/01/12[10]	2,500	2,374,999	2.6
Sterling Chemicals, Inc., 10.25%, 04/01/15	850	830,874	0.9
Terra Capital, Inc., Sr Nt, 7.00%, 02/01/17	525	498,750	0.5
Westlake Chemical Corp., 6.63%, 01/15/16	250	212,500	0.3

		4,417,998	4.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL BANKS — 0.8%
Fifth Third Bancorp, 6.25%, 05/01/13	$500	$424,947	0.5%
Keycorp, 6.50%, 05/14/13	150	107,980	0.1
National City Bank, 5.80%, 06/07/17	250	92,882	0.1
National City Bank of Indiana, 4.25%, 07/01/18	250	75,000	0.1

		700,809	0.8
COMMERCIAL SERVICES & SUPPLIES — 5.3%
Alliance One International, Inc., Sr Nt, 11.00%, 05/15/12[10]	2,400	2,352,000	2.6
12.75%, 11/15/12	150	144,000	0.1
Cenveo Corp., Private Placement, 10.50%, 08/15/16[2]	1,000	925,000	1.0
Cenveo Corp., Sr Sub Nt, 7.88%, 12/01/13	325	250,250	0.3
Harland Clarke Holdings Corp., VAR, 7.55%, 05/15/15	200	130,000	0.1
9.50%, 05/15/15	450	319,500	0.4
Quebecor World Capital Corp., Sr Nt, (Canada), 6.13%, 11/15/13[1,4,10]	1,100	335,500	0.4
8.75%, 03/15/16[1,4,10]	500	200,000	0.2
Quebecor World, Inc., Sr Nt, (Canada), 9.75%, 01/15/15[1,4,10]	450	182,250	0.2

		4,838,500	5.3
CONSTRUCTION ENGINEERING — 0.7%
United Rentals North America, Inc., Co Guar, 6.50%, 02/15/12	750	626,250	0.7

CONSUMER FINANCE — 3.9%
ACE Cash Express, Inc., Private Placement, Sr Nt, 10.25%, 10/01/14[2]	1,000	720,000	0.8
Ford Motor Credit Co. LLC, 7.38%, 10/28/09	203	163,205	0.2
VAR, 5.54%, 01/13/12	300	191,923	0.2
Ford Motor Credit Co. LLC, Nt,
8.00%, 12/15/16[10]	1,400	885,189	1.0
8.63%, 11/01/10[10]	1,330	943,130	1.0
GMAC LLC, 6.63%, 05/15/12[10]	250	105,842	0.1
8.00%, 11/01/31	1,425	537,620	0.6

		3,546,909	3.9
CONSUMER PRODUCTS — 2.2%
Jarden Corp., 7.50%, 05/01/17[6]	1,300	1,082,250	1.2
Spectrum Brands, Inc., Sr Nt, 7.38%, 02/01/15[6]	1,075	462,250	0.5

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER PRODUCTS — (continued)
PIK, 11.50%, 10/02/13[6]	$725	$464,000	0.5%

		2,008,500	2.2
CONTAINERS & PACKAGING — 2.1%
Berry Plastics Corp., VAR, 7.54%, 02/15/15	400	356,000	0.4
Berry Plastics Holding Corp., Nt, 8.88%, 09/15/14	400	312,000	0.3
Cascades, Inc., Sr Nt, (Canada), 7.25%, 02/15/13	168	131,040	0.1
Constar International, Inc., Co Guar, VAR, 6.18%, 02/15/12	750	525,000	0.6
Constar International, Inc., Sr Sub Nt, 11.00%, 12/01/12[10]	790	158,000	0.2
Plastipak Holdings, Inc., Private Placement, Sr Nt, 8.50%, 12/15/15[2]	300	253,500	0.3
Portola Packaging, Inc., Sr Nt, 8.25%, 02/01/12[4,10]	270	138,713	0.2

		1,874,253	2.1
DISTRIBUTORS — 0.4%
American Tire Distributors, Inc., Nt, 10.75%, 04/01/13	435	356,700	0.4

DIVERSIFIED CONSUMER SERVICES — 5.9%
Allied Waste North America, Inc., Sr Nt, 6.13%, 02/15/14	500	460,000	0.5
6.88%, 06/01/17	250	232,500	0.3
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.75%, 02/01/15[2]	2,100	1,858,500	2.0
Mac-Gray Corp., Sr Nt, 7.63%, 08/15/15	650	620,750	0.7
Service Corp. International, 7.00%, 06/15/17	750	641,250	0.7
Service Corp. International, Private Placement, 6.75%, 04/01/15	250	218,125	0.2
Sotheby’s, Private Placement, 7.75%, 06/15/15[2]	250	228,750	0.3
Stewart Enterprises, Inc., Sr Nt, 6.25%, 02/15/13[10]	1,224	1,126,080	1.2

		5,385,955	5.9
DIVERSIFIED FINANCIAL SERVICES — 0.1%
FireKeepers Development Authority, Private Placement, 13.88%, 05/01/15[2]	75	66,000	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED MANUFACTURING — 2.1%
Polypore, Inc., Sr Sub Nt, 8.75%, 05/15/12[10]	$2,035	$1,872,200	2.1%

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
Level 3 Financing, Inc., VAR, 6.85%, 02/15/15	250	168,750	0.2
Level 3 Financing, Inc., Co. Guar, 9.25%, 11/01/14[10]	800	604,000	0.6
Level 3 Financing, Inc., Sr Nt, 12.25%, 03/15/13	200	177,000	0.2
PAETEC Holding Corp., 9.50%, 07/15/15	400	274,000	0.3
Qwest Corp., Sr Nt, 7.63%, 06/15/15[10]	1,650	1,435,500	1.6
Time Warner Telecom Holdings, Inc., Sr Nt, 9.25%, 02/15/14[10]	1,000	925,000	1.0
Windstream Corp., 8.13%, 08/01/13	750	712,500	0.8

		4,296,750	4.7
ELECTRONIC EQUIPMENT & INSTRUMENTS — 2.1%
Flextronics International Ltd., Debentures, (Singapore), 6.25%, 11/15/14	210	177,450	0.2
Intcomex, Inc., Sec’d Nt, 11.75%, 01/15/11[9]	1,100	913,000	1.0
Sanmina-SCI Corp., 6.75%, 03/01/13[6]	200	175,000	0.2
Sanmina-SCI Corp., Private Placement, Sr Nt, VAR, 5.57%, 06/15/14[2]	300	261,000	0.3
Smart Modular Technologies, Sr Nt, (Cayman Islands), VAR, 8.29%, 04/01/12	423	418,770	0.4

		1,945,220	2.1
ENERGY EQUIPMENT & SERVICES — 1.7%
Arch Western Finance LLC, 6.75%, 07/01/13	250	235,000	0.3
Bristow Group, Inc., Co Guar, 6.13%, 06/15/13	250	223,750	0.3
Calfrac Holdings LP, Private Placement, Debentures, 7.75%, 02/15/15[2]	250	207,500	0.2
PHI, Inc., Co Guar, 7.13%, 04/15/13	783	692,955	0.7
Pride International, Inc., Sr Nt, 7.38%, 07/15/14	200	191,000	0.2

		1,550,205	1.7
FOOD & STAPLES RETAILING — 3.0%
Golden State Foods Corp., Private Placement, Sr Sub Nt, 9.24%, 01/10/12[2,8,9]	1,550	1,550,000	1.7

Description	Par (000)	Value	Percent of Net Assets*

FOOD & STAPLES RETAILING — (continued)
Rite Aid Corp., 10.38%, 07/15/16	$800	$696,000	0.8%
Rite Aid Corp., Debentures, 7.50%, 03/01/17[6]	600	456,000	0.5

		2,702,000	3.0
FOOD PRODUCTS — 4.3%
Chiquita Brands International, Inc., Sr Nt, 8.88%, 12/01/15	1,699	1,376,190	1.5
Dole Food Co., Inc., Sr Nt, 8.63%, 05/01/09	500	477,500	0.5
Eurofresh, Inc., Private Placement, Nt, 11.50%, 01/15/13[2]	2,367	1,585,890	1.7
Land O’ Lakes, Inc., Sr Nt, 9.00%, 12/15/10	500	511,250	0.6
Tom’s Foods, Inc., Sr Nt, 10.50%, 11/01/04[1,3,4,9]	888	8,885	0.0	[12]

		3,959,715	4.3
GAMING — 4.4%
Isle of Capri Casinos, Inc., Sr Nt, 7.00%, 03/01/14[6]	400	268,000	0.3
Mandalay Resort Group, Sr Nt, 6.38%, 12/15/11	500	410,000	0.5
Mashantucket Western Pequot Tribe, Private Placement, 8.50%, 11/15/15[2,6]	1,320	858,000	0.9
MGM Mirage, Inc., Co Guar, 7.63%, 01/15/17[6]	150	108,000	0.1
MGM Mirage, Inc., Sr Nt, 7.50%, 06/01/16[6]	250	182,500	0.2
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 5.32%, 03/15/14[2]	500	375,000	0.4
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.38%, 06/15/15[2]	1,000	720,000	0.8
Wynn Las Vegas Capital Corp., Nt, 6.63%, 12/01/14	1,250	1,065,625	1.2

		3,987,125	4.4
GAS UTILITIES — 0.5%
Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/08/16	500	447,500	0.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Cooper Cos, Inc. (The), Sr Nt, 7.13%, 02/15/15[6]	$500	$490,000	0.5%

HEALTH CARE PROVIDERS & SERVICES — 9.1%
Biomet, Inc., 10.00%, 10/15/17	700	714,000	0.8
CHS/Community Health Systems, Inc., 8.88%, 07/15/15	800	760,000	0.8
HCA, Inc., Nt, 6.75%, 07/15/13	500	420,000	0.5
HCA, Inc., Sec’d Nt,
9.13%, 11/15/14	475	461,938	0.5
9.25%, 11/15/16	1,000	972,500	1.1
Multiplan, Inc., Private Placement, 10.38%, 04/15/16[2]	1,000	980,000	1.1
TeamHealth, Inc., Sr Sub Nt, 11.25%, 12/01/13[10]	1,534	1,591,525	1.7
Tenet Healthcare Corp., Sr Nt, 9.88%, 07/01/14[10]	1,350	1,316,250	1.4
Vanguard Health Holding Co. II LLC, Sr Sub Nt, 9.00%, 10/01/14[10]	1,125	1,085,625	1.2

		8,301,838	9.1
HOTELS, RESTAURANTS & LEISURE — 0.8%
OSI Restaurant Partners, Inc., 10.00%, 06/15/15[6]	300	133,500	0.1
Six Flags Operations, Inc., Private Placement, 12.25%, 07/15/16[2]	272	248,880	0.3
Six Flags, Inc., 9.63%, 06/01/14	611	342,160	0.4

		724,540	0.8
HOUSEHOLD DURABLES — 1.0%
K Hovnanian Enterprises, Inc., Debentures, 11.50%, 05/01/13[2]	500	490,000	0.6
KB Home, Sr Nt, 5.88%, 01/15/15	250	198,750	0.2
Meritage Homes Corp., Sr Nt, 7.00%, 05/01/14	250	192,500	0.2

		881,250	1.0
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 9.13%, 02/01/13[6]	175	134,750	0.1

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 7.7%
Calpine Generating Co. LLC, Sec’d Nt, VAR, 14.37%, 04/01/11[1,3,4]	1,000	137,559	0.1

Description	Par (000)	Value	Percent of Net Assets*

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — (continued)
Dynegy Holdings, Inc., Sr Unsec’d Nt,
7.13%, 05/15/18	$500	$377,500	0.4%
7.50%, 06/01/15	1,000	845,000	0.9
Edison Mission Energy, Sr Nt, 7.75%, 06/15/16	1,500	1,410,000	1.5
Mirant Americas Generation LLC, Sr Nt,
8.30%, 05/01/11[10]	1,250	1,203,125	1.3
8.50%, 10/01/21	1,000	775,000	0.9
NRG Energy, Inc., Sr Nt,
7.25%, 02/01/14	250	231,875	0.3
7.38%, 01/15/17	1,875	1,706,250	1.9
Texas Competitive Electric Holdings Co. LLC, Private Placement, 10.25%, 11/01/15[2]	350	315,875	0.4

		7,002,184	7.7
INDUSTRIAL CONGLOMERATES — 1.2%
Milacron Escrow Corp., Sec’d Nt, 11.50%, 05/15/11[10]	1,445	1,083,750	1.2

INDUSTRIAL MACHINERY — 1.8%
General Cable Corp., VAR, 5.17%, 04/01/15	250	210,000	0.2
RBS Global, Inc. & Rexnord Corp., Sr Nt, 8.88%, 09/01/16[10]	1,150	1,046,500	1.2
RBS Global, Inc. & Rexnord Corp., Sr Sub Nt, 11.75%, 08/01/16[6]	410	387,450	0.4

		1,643,950	1.8
INSURANCE — 1.5%
Crum and Forster Holdings Corp., 7.75%, 05/01/17	600	522,000	0.6
HUB International Holdings, Inc., Private Placement,
9.00%, 12/15/14[2]	500	445,000	0.5
10.25%, 06/15/15[2]	500	395,000	0.4

		1,362,000	1.5
IT SERVICES — 2.6%
Iron Mountain, Inc., 8.00%, 06/15/20	500	480,000	0.5
Sungard Data Systems, Inc., Private Placement, 10.63%, 05/15/15[2,6]	150	141,000	0.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES — (continued)
Unisys Corp., Sr Nt,
8.00%, 10/15/12[10]	$1,000	$810,000	0.9%
12.50%, 01/15/16	1,000	950,000	1.0

		2,381,000	2.6
LEISURE EQUIPMENT & PRODUCTS — 0.3%
True Temper Sports, Inc., Sr Nt, 8.38%, 09/15/11	490	274,400	0.3

MARINE — 0.7%
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.00%, 11/24/14	700	637,000	0.7

MEDIA — 16.2%
Adelphia Communications Corp., 6.00%, 02/15/06[1,4]	125	13	0.0	[12]
Adelphia Communications Corp., Sr Nt,
8.13%, 07/15/03[1,4]	750	30,000	0.0	[12]
9.38%, 11/15/09[1,4]	560	22,400	0.0	[12]
Adelphia Recovery Trust, Contingent Value[1,4]	1,297	48,634	0.1
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Sr Sub Nt, 10.50%, 08/15/14	700	448,000	0.5
Block Communications, Inc., Private Placement, Sr Nt, 8.25%, 12/15/15[2]	800	720,000	0.8
CanWest MediaWorks LP, Private Placement, Sr Nt, (Canada), 9.25%, 08/01/15[2]	750	540,000	0.6
CCH I Holdings LLC/CCH I Holdings Capital Corp., Co Guar, 11.13%, 01/15/14	350	121,625	0.1
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sec’d Nt, 11.00%, 10/01/15[10]	700	462,000	0.5
CCH II LLC / CCH II Capital Corp., Private Placement, Sr Nt, 10.25%, 10/01/13[2]	538	446,540	0.5
CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	800	696,000	0.7
Charter Communications, Inc., Nt, 10.88%, 09/15/14[2,6]	500	485,000	0.5
CSC Holdings, Inc., 7.63%, 04/01/11	500	480,000	0.5
DirecTV Holdings LLC/DirecTV Financing Co., Private Placement, 7.63%, 05/15/16[2]	250	226,250	0.3
DirecTV Holdings LLC/DirecTV Financing Co., Sr Nt, 8.38%, 03/15/13	1,000	987,499	1.1
Echostar DBS Corp., 7.75%, 05/31/15	250	211,875	0.2

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Fisher Communications, Inc., Sr Nt, 8.63%, 09/15/14	$500	$502,500	0.5%
HSN, Private Placement, Sr Nt, 11.25%, 08/01/16[2]	150	142,500	0.1
Idearc, Inc., Sr Nt, 8.00%, 11/15/16	850	231,625	0.3
Intelsat Corp., Private Placement, Sr Nt, 9.25%, 08/15/14[2,6]	650	607,750	0.7
Intelsat Subsidiary Holding Co., Ltd., Private Placement, (Bermuda), 8.88%, 01/15/15[2]	1,250	1,143,750	1.3
Lamar Media Corp., Sr Sub Nt,
6.63%, 08/15/15[6]	1,250	1,034,375	1.1
7.25%, 01/01/13	39	35,295	0.0	[12]
LBI Media, Inc., Sr Disc Nt, 11.00%, 10/15/13[7]	625	468,750	0.5
Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13	250	223,750	0.3
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt, 11.38%, 04/01/13[7]	479	397,890	0.4
Quebecor Media, Inc., Sr Nt, (Canada), 7.75%, 03/15/16[10]	750	656,250	0.7
Radio One, Inc., Sr Sub Nt, 6.38%, 02/15/13	500	340,000	0.4
RH Donnelley Corp., Sr Nt, 8.88%, 01/15/16	250	85,000	0.1
RH Donnelley, Inc., Private Placement, 11.75%, 05/15/15[2,6]	670	408,700	0.5
Valassis Communications, Inc., Private Placement, 8.25%, 03/01/15	1,500	1,034,999	1.2
Videotron Ltee, Co Guar, Sr Unsec’d Nt, (Canada), 6.38%, 12/15/15[10]	500	440,000	0.5
Virgin Media Finance plc, Sr Nt, (United Kingdom), 9.13%, 08/15/16	1,250	1,046,875	1.2

		14,725,845	16.2
METALS & MINERALS — 1.1%
AK Steel Corp., Co. Guar, Sr Nt, 7.75%, 06/15/12	800	768,000	0.8
FMG Finance Pty Ltd., (Australia), 10.63%, 09/01/16[2]	250	245,000	0.3

		1,013,000	1.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — 1.2%
Wolverine Tube, Inc., Sr Nt, 10.50%, 04/01/09	$1,145	$1,110,650	1.2%

MULTILINE RETAIL — 0.9%
Dollar General Corp., PIK, 11.88%, 07/15/17	100	92,500	0.1
Dollar General Corp., Sr Nt, 10.63%, 07/15/15[6]	750	738,750	0.8

		831,250	0.9
MULTI-UTILITIES — 3.0%
AES Corp. (The), 8.75%, 05/15/13[2]	1,000	1,005,000	1.1
Energy Future Holdings Corp., Private Placement, Nt, 10.88%, 11/01/17[2]	450	406,125	0.5
Reliant Energy, Inc., 7.63%, 06/15/14	500	375,000	0.4
Reliant Energy, Inc., Sec’d Nt, 6.75%, 12/15/14[10]	1,100	940,500	1.0

		2,726,625	3.0
OIL, GAS & CONSUMABLE FUELS — 11.2%
El Paso Corp., Sr Nt, 6.88%, 06/15/14	150	138,341	0.2
El Paso Performance-Linked Trust, Private Placement, Sr Nt, 7.75%, 07/15/11[2]	500	506,316	0.6
Encore Acquisition Co., Sr Nt, 6.00%, 07/15/15[10]	1,000	795,000	0.9
Ferrellgas Partners-LP, Private Placement, 6.75%, 05/01/14[2]	400	326,000	0.4
Forbes Energy Services Ltd., (Bermuda), 11.00%, 02/15/15	1,250	1,168,750	1.3
Forest Oil Corp., Nt, 7.25%, 06/15/19	269	229,995	0.3
Frontier Oil Corp., Debentures, 8.50%, 09/15/16	500	481,250	0.5
Helix Energy Solutions Group, Inc., Private Placement, 9.50%, 01/15/16[2]	1,000	935,000	1.0
Massey Energy Co., Nt, 6.88%, 12/15/13	450	407,250	0.4
Newfield Exploration Co., Nt, 6.63%, 09/01/14	200	180,000	0.2
Northwest Pipeline Corp., Sr Nt, 7.00%, 06/15/16	500	496,271	0.5
OPTI Canada, Inc., Co Guar, (Canada), 8.25%, 12/15/14	1,180	1,056,100	1.1
Range Resources Corp., 7.25%, 05/01/18	25	23,625	0.0	[12]
Range Resources Corp., Sr Sub Nt, 7.50%, 05/15/16	267	254,985	0.3

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Southwestern Energy Co., Private Placement, Nt, 7.50%, 02/01/18[2]	$200	$194,000	0.2%
Swift Energy Co., Sr Nt, 7.13%, 06/01/17	1,510	1,283,500	1.4
Targa Resources Partners LP, Private Placement, 8.25%, 07/01/16[2]	280	240,800	0.3
Tesoro Corp., 6.25%, 11/01/12	571	499,625	0.5
W&T Offshore, Inc., Private Placement, Sr Nt, 8.25%, 06/15/14[2]	1,000	800,000	0.9
Williams Partners LP/Williams Partners Finance Corp., Sr Nt, 7.25%, 02/01/17	250	232,500	0.2

		10,249,308	11.2
PAPER & FOREST PRODUCTS — 3.4%
Abitibi-Consolidated Co. of Canada, Sr Nt, (Canada),
6.00%, 06/20/13	630	166,950	0.2
8.38%, 04/01/15[6]	1,395	341,775	0.4
Abitibi-Consolidated, Inc., Sr Nt, (Canada), 8.85%, 08/01/30	25	6,000	0.0	[12]
Bowater Canada Finance Corp., Nt, (Canada), 7.95%, 11/15/11	500	230,000	0.3
Domtar Corp., 7.13%, 08/15/15	500	460,000	0.5
Georgia-Pacific LLC, Private Placement, Co Guar,
7.00%, 01/15/15[2]	125	113,750	0.1
7.13%, 01/15/17[2]	325	290,063	0.3
NewPage Corp., Sr Nt,
10.00%, 05/01/12	200	179,000	0.2
12.00%, 05/01/13	800	700,000	0.8
Smurfit-Stone Container Enterprises, Inc., Sr Nt, 8.00%, 03/15/17[10]	500	390,000	0.4
Verso Paper Holdings LLC/Verso Paper, Inc., Sr Nt, 9.13%, 08/01/14	250	215,000	0.2

		3,092,538	3.4
PHARMACEUTICALS — 2.1%
Celtic Pharma Phinco B.V., (Bermuda), 17.00%, 06/15/12[9]	1,241	1,191,788	1.3
Elan Finance plc/Elan Finance Corp., Sr Nt, (Ireland), VAR, 6.80%, 11/15/11	830	747,000	0.8

		1,938,788	2.1
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Thornburg Mortgage, Inc., Sr Nt, 8.00%, 05/15/13	75	41,250	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ROAD & RAIL — 0.5%
Kansas City Southern Railway, Sr Nt, 8.00%, 06/01/15	$500	$492,500	0.5%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Amkor Technology, Inc., 7.13%, 03/15/11	1,000	900,000	1.0
Freescale Semiconductor, Inc., Sr Nt, 8.88%, 12/15/14	450	310,500	0.3
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., Sec’d Nt, (Luxembourg),
VAR, 6.07%, 12/15/11[6]	735	242,550	0.3
6.88%, 12/15/11[10]	750	262,500	0.3
NXP BV/NXP Funding LLC, Sr Nt, (Netherlands),
VAR, 5.54%, 10/15/13	400	264,000	0.3
7.88%, 10/15/14	1,640	1,098,800	1.2
Spansion, Inc., Private Placement, VAR, 5.93%, 06/01/13[2]	1,000	600,000	0.6

		3,678,350	4.0
SPECIALTY RETAIL — 1.8%
ACE Hardware Corp., Private Placement, Sr Nt, 9.13%, 06/01/16[2]	250	213,750	0.2
Collective Brands, Inc., 8.25%, 08/01/13	500	441,250	0.5
General Nutrition Centers, Inc., PIK, 7.58%, 03/15/14	461	383,783	0.4
PEP Boys-Manny Moe & Jack, Sr Nt, 7.50%, 12/15/14	200	136,000	0.2
Southern States Coop, Inc., Private Placement, Sr Nt, 11.00%, 11/01/10[2]	500	505,000	0.5

		1,679,783	1.8
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10[10]	835	434,200	0.5
Hanesbrands, Inc., Sr Nt, VAR, 6.51%, 12/15/14[6]	500	415,000	0.4

		849,200	0.9
THRIFTS & MORTGAGE FINANCE — 0.5%
Countrywide Financial Corp., VAR, 0.00%, 04/15/37[6]	500	490,000	0.5

Description	Par (000)	Value	Percent of Net Assets*

TRANSPORTATION SERVICES — 1.1%
IdleAire Technologies Corp., Sr Disc Nt, 13.00%, 12/15/12[1,3,4]	$1,415	$14,150	0.0%[12]
Quality Distribution LLC/QD Capital Corp., Co Guar, VAR, 7.29%, 01/15/12[9,10]	850	425,000	0.5
9.00%, 11/15/10[9,10]	1,250	525,000	0.6

		964,150	1.1
WIRELESS TELECOMMUNICATION SERVICES — 3.1%
iPCS, Inc., Sr Nt, VAR, 4.93%, 05/01/13	440	358,600	0.4
MetroPCS Wireless, Inc., Sr Nt, 9.25%, 11/01/14	2,000	1,870,000	2.1
Sprint Nextel Corp., Nt, 6.00%, 12/01/16	750	577,500	0.6

		2,806,100	3.1

Total Corporate Bonds
(Cost $156,412,078)		125,483,917	137.7

LOAN PARTICIPATIONS & ASSIGNMENTS — 27.5%
AIRLINES — 0.4%
Delta Airlines, Inc., 1st Lien Term Loan,
4.46%, 04/30/14	27	22,445	0.0	[12]
5.71%, 04/30/14	468	383,544	0.4

		405,989	0.4
AUTOMOBILES — 1.4%
Ford Motor Co., Term Loan B, 5.49%, 12/15/13	1,970	1,300,612	1.4

CHEMICALS — 2.8%
BOC Edwards, 1st Priority Lien Term Loan, 4.81%, 05/31/14	1,215	1,046,973	1.1
Lyondell Chemical, U.S. Tranche B-1 Dollar Term Loan, 7.00%, 12/20/14	500	386,665	0.4
Millenium Inorganic Chemicals, Inc., 1st Lien Term Loan, 6.01%, 05/15/14[9]	995	786,050	0.9
Millenium Inorganic Chemicals, Inc., 2nd Lien Term Loan, 9.51%, 05/15/14[9]	500	345,000	0.4

		2,564,688	2.8
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Clarke American Corp., Contract 2, Term Loan B, 6.26%, 04/01/14	358	273,962	0.3
Clarke American Corp., Contract 3, Term Loan B, 6.38%, 04/01/14	125	95,439	0.1
Clarke American Corp., Contract 4, Term Loan B, 6.38%, 04/01/14	111	84,788	0.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES — (continued)
Clarke American Corp., Contract 6, Term Loan B, 6.26%, 04/01/14	$206	$157,858	0.2%
Clarke American Corp., Term Loan B, 6.26%, 04/01/14	192	147,206	0.1

		759,253	0.8
CONSUMER PRODUCTS — 0.5%
Spectrum Brands, Inc., Letter of Credit, 2.34%, 03/30/13	24	17,651	0.0	[12]
Spectrum Brands, Inc., Term Loan B, 6.67%, 03/30/13	120	87,813	0.1
6.67%, 03/30/13	226	165,047	0.2
6.79%, 03/30/13	69	50,179	0.1
6.80%, 03/30/13	48	35,125	0.0	[12]
6.80%, 03/30/13	55	40,143	0.0	[12]
Spectrum Brands, Inc., Tranche 4, Term Loan B, 6.79%, 03/30/13	155	112,902	0.1

		508,860	0.5
ENERGY EQUIPMENT & SERVICES — 0.5%
TPF Generation Holdings, 2nd Lien, 8.01%, 12/15/14	500	427,915	0.5

GAMING — 1.6%
Fontainebleau Las Vegas Holdings LLC, Delayed Draw, Term Loan B, 2.00%, 06/06/14	167	98,360	0.1
Fontainebleau Las Vegas Holdings LLC, Initial Term Loan, 6.06%, 06/06/14	333	196,640	0.2
Venetian Macau, Term Loan B, 6.02%, 05/25/13	1,333	1,212,586	1.3

		1,507,586	1.6
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Biomet, Inc., 1st Lien Term Loan, 6.76%, 03/15/15	990	921,690	1.0
HCA, Inc., Term Loan B, 6.01%, 11/14/13	493	436,079	0.5

		1,357,769	1.5
HOTELS, RESTAURANTS & LEISURE — 0.4%
Outback Restaurant Partners, Inc., Prerefunded RC Commitment, 2.64%, 06/14/14	5	3,699	0.0	[12]
Outback Restaurant Partners, Inc., Term Loan B, 6.00%, 06/14/14	472	325,118	0.4

		328,817	0.4

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES — 0.7%
Jacuzzi Brands, Inc., 1st Lien, Letter of Credit, 3.66%, 08/01/14[9]	$40	$24,425	0.0%[12]
Jacuzzi Brands, Inc., 1st Lien, Term Loan B, 5.29%, 08/01/14[9]	447	274,066	0.3
Jacuzzi Brands, Inc., 2nd Lien, 9.04%, 08/01/14	1,049	340,946	0.4

		639,437	0.7
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.2%
Calpine Corp., 1st Priority Lien Term Loan, 6.65%, 03/29/14	2,440	2,081,860	2.3
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2, Term Loan,
5.99%, 10/10/14	258	216,980	0.2
6.30%, 10/10/14	724	608,625	0.7
7.26%, 10/10/14	10	8,403	0.0	[12]

		2,915,868	3.2
IT SERVICES — 3.8%
Alltel Communications, Inc., Initial Tranche B-3, Term Loan, 5.00%, 05/16/15	993	968,382	1.1
Compucom Systems, Inc., Term Loan, 7.21%, 08/23/14	993	903,175	1.0
First Data Corp., Initial Term Loan B-1,
5.93%, 09/24/14	361	307,932	0.3
5.95%, 09/24/14	11	9,362	0.0	[12]
6.51%, 09/24/14	26	21,811	0.0	[12]
First Data Corp., Initial Term Loan B-3,
5.95%, 09/24/14	1,394	1,189,105	1.3
6.51%, 09/24/14	96	81,741	0.1

		3,481,508	3.8
LEISURE EQUIPMENT & PRODUCTS — 0.1%
True Temper Sports, Inc., 2nd Lien Term Loan, 8.30%, 06/30/11	77	69,295	0.1

MEDIA — 4.0%
Idearc, Inc., Term Loan B,
5.71%, 11/17/14	21	12,476	0.0	[12]
5.77%, 11/17/14	476	279,378	0.3
Newport Television LLC, Term Loan, 8.21%, 09/14/16	928	782,530	0.9
Sirius Satellite Radio, Term Loan, 5.44%, 12/01/12	494	429,563	0.5
6.00%, 12/01/12	3	2,175	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Univision Communications, Inc., 1st Lien Term Loan, 5.05%, 09/20/14	$1,409	$897,319	1.0%
6.25%, 09/20/14	91	57,685	0.1
Univision Communications, Inc., 2nd Lien Term Loan, 6.50%, 09/20/14	771	724,270	0.8
WMG Acquisition Corp., Term Loan, 4.80%, 02/28/11	71	63,974	0.1
4.80%, 02/28/11	36	32,472	0.0	[12]
4.81%, 02/28/11	108	97,423	0.1
4.81%, 02/28/11	108	97,423	0.1
5.19%, 02/28/11	45	40,798	0.0	[12]
5.70%, 02/28/11	129	115,702	0.1

		3,633,188	4.0
MULTILINE RETAIL — 1.0%
Dollar General Corp., Contract 2, Tranche B-2 Term Loan, 6.45%, 07/06/14	146	126,191	0.1
Dollar General Corp., Tranche B-1 Term Loan, 5.55%, 07/06/14	706	627,353	0.7
6.45%, 07/06/14	44	38,175	0.1
Dollar General Corp., Tranche B-2 Term Loan, 5.22%, 07/03/14	63	54,082	0.1
6.51%, 07/06/14	42	36,055	0.0	[12]

		881,856	1.0
PAPER & FOREST PRODUCTS — 1.5%
Abitibi-Consolidated Co. of Canada, Term Loan, (Canada), 11.75%, 03/30/09	694	638,294	0.7
NewPage Corp., Term Loan, 7.00%, 12/21/14	744	678,393	0.8

		1,316,687	1.5
PROPERTY & CASUALTY — 0.7%
Swett & Crawford Group, 1st Lien Bank Debt, 5.04%, 04/03/14	985	669,800	0.7
Swett & Crawford, Term Loan, 5.04%, 04/03/14	3	1,700	0.0	[12]

		671,500	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Freescale Semiconductor, Inc., Term Loan, 4.24%, 11/29/13	500	406,065	0.5
Isola Group S.A.R.L., 1st Lien Term Loan, 10.51%, 12/18/12	478	439,724	0.5

Description	Shares/ Par (000)		Value	Percent of Net Assets*

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — (continued)
Isola Group S.A.R.L., 2nd Lien Term Loan, 10.55%, 12/18/12[9]	$250		$215,000	0.2%
Sirius Computer Solutions, 2nd Lien Term Loan, 9.76%, 05/30/13	1,000		850,000	0.9

			1,910,789	2.1
SPECIALTY RETAIL — 0.5%
ARAMARK Corp., Letter of Credit Facility Deposit, 3.18%, 01/26/14	30		26,007	0.0	[12]
ARAMARK Corp., Term Loan, 5.64%, 01/26/14	470		409,368	0.5

			435,375	0.5
Total Loan Participations & Assignments
(Cost $29,819,581)			25,116,992	27.5

Total Fixed Income Investments
(Cost $188,144,515)			152,104,054	166.9

COMMON STOCKS — 0.8%
AIRLINES — 0.2%
Delta Air Lines, Inc.[1]	21		157,590	0.2

BUILDING PRODUCTS — 0.0%[12]
Lexington Coal Co.[1,3]	25		26,323	0.0	[12]

CONTAINERS & PACKAGING — 0.0%
Glasstech, Inc., Class C1,3	—	[11]	—	0.0

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AboveNet, Inc.[1]	3		148,654	0.2
XO Holdings, Inc.[1]	1		212	0.0	[12]

			148,866	0.2
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%[12]
Mirant Corp.[1]	1		17,083	0.0	[12]

MEDIA — 0.4%
Adelphia Recovery Trust[1,3]	157		2	0.0	[12]
Time Warner Cable, Inc., Class A1	15		369,449	0.4

			369,451	0.4
SPECIALTY RETAIL — 0.0%
Mattress Discounters Corp.[1,3,9]	8		—	0.0

TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Westpoint Stevens, Inc.[1,3]	14		—	0.0

Total Common Stocks
(Cost $3,601,183)			719,313	0.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

As of September 30, 2008 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

PREFERRED STOCKS — 0.9%
AUTOMOBILES — 0.0%[12]
General Motors Corp., Pfd, Series B	4		$35,500	0.0%[12]

CONTAINERS & PACKAGING — 0.0%
Glasstech, Inc., Pfd, Series C3	—	[11]	—	0.0

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Bank of America Corp., Pfd	1		709,750	0.8

MEDIA — 0.1%
Spanish Broadcasting System, Pfd, Series B, PIK	—	[11]	104,340	0.1

Total Preferred Stocks
(Cost $1,041,326)			849,590	0.9

RIGHTS — 0.0%
TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Westpoint Stevens, Inc., expiring 04/25/14[1,3]
(Cost $184,476)	13		—	0.0

WARRANTS — 0.0%[12]
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0%[12]
AboveNet, Inc., 09/08/10[1,3,9] (Strike Price $24.00)	1		26,622	0.0	[12]
XO Holdings, Inc., Series A, 01/16/10[1] (Strike Price $6.25)	1		28	0.0	[12]
XO Holdings, Inc., Series B, 01/16/10[1] (Strike Price $7.50)	1		19	0.0	[12]
XO Holdings, Inc., Series C, 01/16/10[1] (Strike Price $10.00)	1		16	0.0	[12]

			26,685	0.0	[12]
TRANSPORTATION SERVICES — 0.0%
IdleAire Technologies Corp., 12/15/15[1,3,4] (Strike Price $1.00)	1		—	0.0

Total Warrants
(Cost $208,600)			26,685	0.0	[12]

Total Equity Investments
(Cost $5,035,585)			1,595,588	1.7

Description	Shares/ Par (000)	Value	Percent of Net Assets*

SHORT-TERM INVESTMENT — 0.8%
INVESTMENT COMPANY — 0.8%
Federated Prime Obligations Fund
(Cost $694,007)	694	$694,007	0.8%

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN — 9.4%
REPURCHASE AGREEMENT — 9.4%
Citigroup Global Markets, Inc., 7.01%, dated 09/30/08, due 10/01/08, repurchase price $8,534,647 collateralized by U.S. Government Agency Mortgages with a value of $8,703,645
(Cost $8,532,985)	$8,533	8,532,985	9.4

TOTAL INVESTMENTS
(Cost $202,407,092)		162,926,634	178.8

Payable Upon Return of Securities Loaned		(8,532,985)	(9.4)
Payable to Advisor		(73,141)	(0.1)
Payable to Administrator		(21,838)	(0.0)[12]
Custody Fees Payable		(1,816)	(0.0)[12]
Unrealized Depreciation on Swap Agreements		(530,775)	(0.6)
Other Assets in Excess of Other Liabilities		3,348,788	3.7
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.		(66,000,000)	(72.4)

Net Assets Applicable to Common Stockholders		$91,114,867	100.0

Net Asset Value Per Common Share ($91,114,867/12,945,805)		$7.04

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $24,983,792 and 27.4% of net assets applicable to common stockholders.

[3]	Fair valued security. These securities amounted to $2,098,936 and 2.3% of net assets applicable to common stockholders.
[4]	Security in default.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (concluded)

As of September 30, 2008 (Unaudited)

[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $8,122,317.
[7]	Step-up bond. Interest rate is effective rate as of September 30, 2008.
[8]	Restricted security. These securities amounted to $1,550,000 and 1.7% of net assets applicable to common stockholders.
[9]	Security deemed to be illiquid. These securities amounted to $9,454,753 and 10.4% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than 1,000 shares.
[12]	Amount rounds to less than 0.1%.
Cert	Certificate
Co	Company
Disc	Discount
Guar	Guaranteed
LIBOR	London Interbank Offered Rate
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$482,863
Aggregate gross unrealized depreciation	(39,963,321)

Net unrealized appreciation/depreciation	$(39,480,458)

Federal income tax cost of investments	$202,407,092

INTEREST RATE SWAPS — The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Series W Auction Rate Cumulative Preferred Stock (“ARPS”). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the one month London Interbank Offered Rate (LIBOR). The variable rates ranged from 2.54% to 4.68% for the period ended September 30, 2008. The effective date, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Notional Contract Amount	Maturity	Payments Made by the Fund	Payments Received by the Fund	Floating Annual Rate*	Unrealized Appreciation/ (Depreciation)
11/30/2007	$5 million	6/1/2011	4.00% monthly	1 month LIBOR monthly	4.05%	$(67,949)
6/1/2005	$5 million	6/1/2009	4.15% monthly	1 month LIBOR monthly	4.05	(21,448)
12/1/2005	$5 million	12/1/2009	4.74% monthly	1 month LIBOR monthly	4.05	(86,486)
12/1/2006	$5 million	12/1/2010	5.01% monthly	1 month LIBOR monthly	4.05	(171,056)
8/14/2006	$5 million	12/1/2008	5.26% monthly	1 month LIBOR monthly	4.05	(19,481)
8/14/2006	$5 million	6/1/2010	5.26% monthly	1 month LIBOR monthly	4.05	(164,355)

						$(530,775)

*	Represents rate in effect at September 30, 2008.

PACHOLDER HIGH YIELD FUND, INC.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Pacholder High Yield Fund, Inc.
Level 1	$9,920,043	$—	$—
Level 2	150,907,655	—	(530,775)
Level 3	2,098,936	—	—

Total	$162,926,634	$—	$(530,775)

*	Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Pacholder High Yield Fund, Inc.
Balance as of 12/31/07	$2,063,173	$—

Realized gain (loss)	(785,456)	—
Change in unrealized appreciation (depreciation)	797,972	—
Net Amortization/Accretion	9,097
Net purchases (sales)	—	—
Net transfers in (out) of Level 3	14,150	—

Balance as of 09/30/08	$2,098,936	$—

*	Other financial instruments may include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Gary J. Madich
Gary J. Madich
President and Principal Executive Officer
November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary J. Madich
Gary J. Madich
President and Principal Executive Officer
November 26, 2008

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
Principal Financial Officer
November 26, 2008